Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Entity Central Index Key	0000202032
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2023
Document Effective Date	Oct. 25, 2023
Prospectus Date	Apr. 28, 2023
Invesco Income Advantage International Fund | Class A
Prospectus:
Trading Symbol	GTNDX
Invesco Income Advantage International Fund | Class C
Prospectus:
Trading Symbol	GNDCX
Invesco Income Advantage International Fund | CLASS R5
Prospectus:
Trading Symbol	GNDIX
Invesco Income Advantage International Fund | Class R
Prospectus:
Trading Symbol	GTNRX
Invesco Income Advantage International Fund | Class Y
Prospectus:
Trading Symbol	GTNYX